SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
Schedule of consolidated statements of cash flows
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2025	2024	2023
Trade receivables and other current assets	$(633)	$(233)	$540
Accounts payable and accrued liabilities	(55)	120	(60)
Other assets and liabilities	13	(219)	(12)
	$(675)	$(332)	$468
The net change in corporate credit facilities for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2025	2024	2023
Proceeds from corporate credit facilities	$3,122	$976	$596
Repayments of corporate credit facilities	(3,362)	(736)	(596)
	$(240)	$240	$—
The distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinated notes for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Participating non-controlling interests – in operating subsidiaries	15	$(2,314)	$(891)	$(1,428)
Preferred equity	15	(30)	(28)	(27)
Perpetual subordinated notes	15	(40)	(37)	(29)
Preferred limited partners’ equity	16	(34)	(37)	(41)
Other(1)(2)		(515)	—	558
		$(2,933)	$(993)	$(967)
(1)Includes distributions related to the acquisition of an incremental 15% ownership in Isagen S.A. E.S.P. reflected in change in Ownership. Refer to Note 29 - Related party transactions and Note 15 - Non-controlling interests for more details.
(2)Pursuant to the 2023 TERP ownership transfer described in Note 29 - Related party transactions.
The distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	15	$(151)	$(134)	$(116)
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	15	(293)	(277)	(265)
BEPC exchangeable shares and class A.2 exchangeable shares	15	(269)	(256)	(241)
Limited partners’ equity	17	(434)	(406)	(383)
Distribution reinvestment plan and other		7	12	15
		$(1,140)	$(1,061)	$(990)